N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Premier Innovations (Series II)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Innovations (Series II) | AmericanFundsCapitalWorldGrowthandIncomeFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(17.55%)
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Premier Innovations (Series II) | AmericanFundsTheNewEconomyFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds The New Economy Fund®- Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(29.88%)
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Premier Innovations (Series II) | CalvertIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Corporate Bond
Portfolio Company Name [Text Block]	Calvert Income Fund - Class A (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(15.57%)
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	1.78%
Premier Innovations (Series II) | DWSCapitalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	DWS Capital Growth Fund - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(31.10%)
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	12.70%
Premier Innovations (Series II) | EmpowerCoreStrategiesFlexibleBondFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Empower Core Strategies Flexible Bond Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Wamco Technology Group, Loomis, Sayles & Company LP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.48%)
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	0.45%
Premier Innovations (Series II) | FranklinHighIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Franklin High Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(9.30%)
Average Annual Total Returns, 5 Years [Percent]	2.38%
Average Annual Total Returns, 10 Years [Percent]	3.21%
Premier Innovations (Series II) | FranklinIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Franklin Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(5.05%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Premier Innovations (Series II) | JanusHendersonFortyFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(33.73%)
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	12.72%
Premier Innovations (Series II) | JanusHendersonOverseasFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(8.84%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Premier Innovations (Series II) | MassMutualDisciplinedGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Disciplined Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(32.02%)
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Premier Innovations (Series II) | MassMutualGlobalFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(32.35%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Premier Innovations (Series II) | MassMutualInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP
Current Expenses [Percent]	1.50%
Average Annual Total Returns, 1 Year [Percent]	(10.45%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	5.05%
Premier Innovations (Series II) | MassMutualMainStreetFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Main Street Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	(20.75%)
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Premier Innovations (Series II) | MassMutualRetireSMARTbyJPMorgan2060FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Premier Innovations (Series II) | MassMutualShortDurationBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(9.90%)
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	0.55%
Premier Innovations (Series II) | MFSTotalReturnFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	MFS® Total Return Fund - Class R3
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(9.66%)
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	7.19%
Premier Innovations (Series II) | OakmarkEquityandIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(12.92%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Premier Innovations (Series II) | PioneerStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Pioneer Strategic Income Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(13.12%)
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	2.01%
Premier Innovations (Series II) | TimothyPlanLargeMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Westwood Management Corp
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	(11.77%)
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	10.35%